Inventories	9 Months Ended
Sep. 30, 2023
Inventories [Abstract]
INVENTORIES

NOTE 5. INVENTORIES

	September 30,
	2023 (unaudited)	December 31, 2022
Raw materials	$331,090	$175,469
Finished goods	175,799	-
	506,889	175,469
Less: write down	(13,301)	-
	$493,588	$175,469

For the nine months ended September 30, 2023, the Company recorded inventory write down of $13,301.